UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     November 10, 2003

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          73

Form 13F Information Table Value Total:          $655,773 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107        76     5262 SH     DEFINED 01     5262      0   0
AirNet Communications Corporation             COM           00941P106         7     6173 SH     DEFINED 01     6173      0   0
Alcatel                                       COM           013904305      1328   112229 SH     SOLE         112229      0   0
Alexion Pharmaceuticals, Inc.                 COM           015351109       356    21052 SH     DEFINED 01    21052      0   0
Amazon.com, Inc.                              COM           023135106       799    16500 SH     DEFINED 01    16500      0   0
Amazon.com, Inc.                              COM           023135106     84128  1737100 SH     SOLE        1737100      0   0
AOL Time Warner, Inc.                         COM           887317105       128     8500 SH     SOLE           8500      0   0
Ariba, Inc.                                   COM           04033V104       662   217600 SH     DEFINED 01   217600      0   0
Ariba, Inc.                                   COM           04033V104     14160  4657816 SH     SOLE        4657816      0   0
AXA                                           COM           054536107         6      374 SH     DEFINED 01      374      0   0
Broadcom Inc.                                 COM           111320107       120     4500 SH     SOLE           4500      0   0
Brocade Communications Systems, Inc.          COM           111621108       660   126505 SH     DEFINED 01   126505      0   0
Brocade Communications Systems, Inc.          COM           111621108       486    93075 SH     SOLE          93075      0   0
BROKAT Antiengesellschaft                     COM                             0     1533 SH     DEFINED 01     1533      0   0
Centura Software Corporation                  COM           15640W103         0      500 SH     DEFINED 01      500      0   0
Cerus Corporation                             COM           157085101       289    62200 SH     SOLE          62200      0   0
CIENA Corporation                             COM           171779101       167    28416 SH     SOLE          28416      0   0
CMGI,Inc.                                     COM           125750109       494   319200 SH     SOLE         319200      0   0
CoSine Communications                         COM           221222607       907   149750 SH     SOLE         149750      0   0
Cygnus Inc.                                   COM           232560102         0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406         0     3393 SH     DEFINED 01     3393      0   0
eBay Inc.                                     COM           278642103     10117   188600 SH     DEFINED 01   188600      0   0
eBay Inc.                                     COM           278642103    186931  3484909 SH     SOLE        3484909      0   0
Enron Corporation                             COM           293561106         3    60000 SH     DEFINED 01    60000      0   0
Epoch Biosciences, Inc.                       COM           294273107       691   285715 SH     DEFINED 01   285715      0   0
FlexiInternational Software, Inc.             COM           338923105         7    45000 SH     DEFINED 01    45000      0   0
FreeMarkets, Inc.                             COM           356602102       134    17178 SH     SOLE          17178      0   0
Genzyme Corporation General Div.              COM           372917104       233     5028 SH     DEFINED 01     5028      0   0
Genzyme Corporation General Div.              COM           372917104       116     2500 SH     SOLE           2500      0   0
Gilead Sciences, Inc.                         COM           375558103     20309   362400 SH     SOLE         362400      0   0
HomeStore.com                                 COM           437852106      1092   395800 SH     DEFINED 01   395800      0   0
HomeStore.com                                 COM           437852106     17905  6487200 SH     SOLE        6487200      0   0
i2 Technologies, Inc.                         COM           465754109       961   756400 SH     SOLE         756400      0   0
iBEAM Broadcasting Corporation                COM           45073P408         0      850 SH     DEFINED 01      850      0   0
IDEC Pharmaceuticals Corporation              COM           449370105      1631    49000 SH     SOLE          49000      0   0
ImClone Systems, Inc.                         COM           45245W109      6910   177500 SH     SOLE         177500      0   0
InterActiveCorp                               COM           45840Q101       321     9683 SH     DEFINED 01     9683      0   0
InterActiveCorp                               COM           45840Q101     76896  2317523 SH     SOLE        2317523      0   0
InterActiveCorp Warrants                      COM           45840Q127     21898   525120 SH     SOLE         525120      0   0
Internet Capital Group, Inc.                  COM           46059C106         9    20000 SH     DEFINED 01    20000      0   0
Internet Capital Group, Inc.                  COM           46059C106       292   642410 SH     SOLE         642410      0   0
Juniper Networks, Inc.                        COM           48203R104     10250   683300 SH     SOLE         683300      0   0
Medimmune, Inc.                               COM           584699102       416    12595 SH     SOLE          12595      0   0
MicroStrategy                                 COM           594972408        63     1361 SH     DEFINED 01     1361      0   0
MicroStrategy                                 COM           594972408         2       52 SH     SOLE             52      0   0
MicroStrategy Warrants                        COM           594972119         0     1028 SH     DEFINED 01     1028      0   0
MicroStrategy Warrants                        COM           594972119         0       34 SH     SOLE             34      0   0
Net2000 Communications, Inc.                  COM           64122G103         0      700 SH     DEFINED 01      700      0   0
Onvia.com, Inc.                               COM           68338T403        98    25786 SH     DEFINED 01    25786      0   0
OSI Pharmaceuticals, Inc.                     COM           671040103      1306    40000 SH     SOLE          40000      0   0
Overture Services, Inc.                       COM           69039R100       184     7000 SH     DEFINED 01     7000      0   0
Overture Services, Inc.                       COM           69039R100     35398  1344400 SH     SOLE        1344400      0   0
Persistence Software, Inc.                    COM           715329207        80    15000 SH     SOLE          15000      0   0
Paragon Financial Group                       COM           69912C105        11    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105         1     2772 SH     SOLE           2772      0   0
Protein Design Labs, Inc.                     COM           74369L103       148    10500 SH     SOLE          10500      0   0
Quokka Sports, Inc.                           COM           749077400         0      166 SH     DEFINED 01      166      0   0
Sonus Networks Inc.                           COM           835916107       556    80300 SH     SOLE          80300      0   0
Stratex Networks, Inc.                        COM           86279T109         1      315 SH     DEFINED 01      315      0   0
Sycamore Networks, Inc.                       COM           871206108      9823  2004600 SH     SOLE        2004600      0   0
Synopsys, Inc.                                COM           871607107         0        1 SH     DEFINED 01        1      0   0
Tellium, Inc.                                 COM           87967E107       171   124722 SH     DEFINED 01   124722      0   0
Universal Access Global Holdings              COM           91336M204         1      395 SH     DEFINED 01      395      0   0
Verisign, Inc.                                COM           92343E102        34     2500 SH     SOLE           2500      0   0
Vertex Pharmaceuticals, Inc.                  COM           92532F100       830    67500 SH     SOLE          67500      0   0
WebMD Corporation                             COM           94769M105      4412   493000 SH     DEFINED 01   493000      0   0
WebMD Corporation                             COM           94769M105     29441  3289500 SH     SOLE        3289500      0   0
WebVan Group, Inc.                            COM           94845V103         0    90910 SH     DEFINED 01    90910      0   0
WorldCom, Inc.                                COM           98157D106         1    10350 SH     DEFINED 01    10350      0   0
XO Communications, Inc.                       COM           983764838         1       97 SH     DEFINED 01       97      0   0
Yahoo! Inc.                                   COM           984332106       354    10000 SH     DEFINED 01    10000      0   0
Yahoo! Inc.                                   COM           984332106    110962  3135393 SH     SOLE        3135393      0   0






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